Fresh Start Accounting (Details Textual) - USD ($)	4 Months Ended	12 Months Ended
	May 04, 2016	Dec. 31, 2014	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015
Fresh Start Accounting [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Intangible Assets, Net (Excluding Goodwill), Total	$ 8,400,000	$ 28,747,770	$ 8,053,425	$ 2,513,394
Goodwill	$ 2,079,284	$ 1,128,517	2,079,284	$ 0	$ 0
Debtfree Net Cash Flow Growth Rate	3.40%
Reorganization Value	$ 24,050,000
Fair Value Inputs, Discount Rate	29.00%
Preferred Stock, Liquidation Preference, Value			$ 29,038,000
Predecessor [Member]
Fresh Start Accounting [Line Items]
Stock Issued During Period, Shares, New Issues		2,709,677
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001
Intangible Assets, Net (Excluding Goodwill), Total				$ 2,513,394
Goodwill	$ 0	$ 1,128,517		$ 0
Common Stock, Voting Rights	the holders of existing voting shares of the Predecessor Company received less than 50% of the voting shares of the emerging entity
Revaluation of Assets [Member]
Fresh Start Accounting [Line Items]
Reorganization Value	$ 17,889,000
Series A Preferred Stock [Member]
Fresh Start Accounting [Line Items]
Stock Issued During Period, Shares, New Issues	29,038
Preferred Stock, Liquidation Preference, Value	$ 29,038,000
Common Stock [Member]
Fresh Start Accounting [Line Items]
Stock Issued During Period, Shares, New Issues	7,500,000
Common Stock, Par or Stated Value Per Share	$ 0.0001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	6,180,000
Warrant Expiration Date	May 05, 2021
Backstop Commitment Date	Jun. 30, 2017
Class of Warrant or Right, Date from which Warrants or Rights Exercisable	Nov. 05, 2016
Common Stock [Member] | Predecessor [Member]
Fresh Start Accounting [Line Items]
Stock Issued During Period, Shares, New Issues	7,500,000
Common Stock [Member] | Backstop Commitment [Member]
Fresh Start Accounting [Line Items]
Number Of Shares Commited To Purchase	12,800,000
Value Of Shares Commited To Purchase	$ 3,000,000
Common Stock [Member] | Minimum [Member]
Fresh Start Accounting [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.50
Common Stock [Member] | Maximum [Member]
Fresh Start Accounting [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00